FAIR VALUE AND RISK MANAGEMENT - Fair value of financial instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Carrying Value
Disclosure of fair value measurements of assets and liabilities
Financial assets	$ 368,589	$ 486,831
Financial liabilities	3,180,243	2,574,689
Fair Value
Disclosure of fair value measurements of assets and liabilities
Financial assets	368,589	486,831
Financial liabilities	2,959,347	2,597,507
Unsecured debentures, net | Carrying Value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	1,893,186	1,891,742
Unsecured debentures, net | Fair Value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	1,672,290	1,914,560
Unsecured term loans, net | Carrying Value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	1,090,451	533,347
Unsecured term loans, net | Fair Value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	1,090,451	533,347
Secured debt | Carrying Value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	51,373
Secured debt | Fair Value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	51,373
Secured debt | Carrying Value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities		763
Secured debt | Fair Value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities		763
Derivatives | Carrying Value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	13,467	18,624
Derivatives | Fair Value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	13,467	18,624
Accounts payable and accrued liabilities | Carrying Value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	114,775	113,244
Accounts payable and accrued liabilities | Fair Value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	114,775	113,244
Accounts payable and accrued liabilities | Fair Value | Foreign Exchange Collar contracts
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	2,400
Distributions payable | Carrying Value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	16,991	16,969
Distributions payable | Fair Value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	16,991	16,969
Other assets | Carrying Value
Disclosure of fair value measurements of assets and liabilities
Financial assets	291	308
Other assets | Fair Value
Disclosure of fair value measurements of assets and liabilities
Financial assets	291	308
Derivatives | Carrying Value
Disclosure of fair value measurements of assets and liabilities
Financial assets	151,855	62,768
Derivatives | Fair Value
Disclosure of fair value measurements of assets and liabilities
Financial assets	151,855	62,768
Loan receivable | Carrying Value
Disclosure of fair value measurements of assets and liabilities
Financial assets	69,186	10,471
Loan receivable | Fair Value
Disclosure of fair value measurements of assets and liabilities
Financial assets	69,186	10,471
Accounts receivable | Carrying Value
Disclosure of fair value measurements of assets and liabilities
Financial assets	12,176	10,771
Accounts receivable | Fair Value
Disclosure of fair value measurements of assets and liabilities
Financial assets	12,176	10,771
Cash and cash equivalents | Carrying Value
Disclosure of fair value measurements of assets and liabilities
Financial assets	135,081	402,513
Cash and cash equivalents | Fair Value
Disclosure of fair value measurements of assets and liabilities
Financial assets	$ 135,081	$ 402,513